Related party transactions (Details) - CNY (¥) ¥ in Millions	Dec. 02, 2020	Dec. 31, 2018
Beijing Hengpengzhixin Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Consideration for disposal of equity investments without readily determinable fair values	¥ 0.3
Mr. Wei Wen
Related Party Transaction [Line Items]
Receivables due from related parties		¥ 1.0
Mr. Xingyu Du
Related Party Transaction [Line Items]
Receivables due from related parties		¥ 0.8